SUPPLEMENT TO THE PROSPECTUS and
STATEMENT OF ADDITIONAL INFORMATION
OF ALLSPRING U.S. EQUITY FUNDS
For the Allspring Growth Fund
Allspring Large Cap Growth Fund
Allspring Premier Large Company Growth Fund
(each a “Fund”, and together the “Funds”)

Effective immediately, David Nazaret, CFA is added as a portfolio manager to each Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Gruendyke, CFA, Portfolio Manager / 2020 David Nazaret, CFA, Portfolio Manager / 2023 Thomas C. Ognar, CFA, Portfolio Manager / 2002

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

David Nazaret, CFA Growth Fund Large Cap Growth Fund Premier Large Cap Growth Fund	Mr. Nazaret joined Allspring Investments or one of its predecessor firms in 2007, where he currently serves as a portfolio manager for the Dynamic Growth Equity team.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Allspring Investments	Robert Gruendyke, CFA Thomas C. Ognar, CFA David Nazaret, CFA

David Nazaret, CFA[1]	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$997.55 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$327.69 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	2
	Total Assets Managed	$46.01 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1.	Mr. Nazaret became a portfolio manager of the Fund on May 16, 2023. The information presented in this table is as of July 31, 2022, at which time Mr. Nazaret was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership[1]
David Nazaret, CFA[2]	Growth Fund Large Cap Growth Fund Premier Large Cap Growth Fund	$50,001-$100,000 $10,001-$50,000 $10,001-$50,000
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Nazaret became a portfolio manager of the Fund on May 16, 2023. The information presented in this table is as of July 31, 2022, at which time Mr. Nazaret was not a portfolio manager of the Fund.

May 16, 2023	SUP3009 05-23